Retirement Benefit Plans - Changes in Projected Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	$ 516.9	$ 472.0
Service cost	0.9	0.7	$ 7.1
Interest cost	10.5	13.9	16.2
Benefits paid	(13.3)	(24.0)
Actuarial loss	3.0	55.6
Settlement	(14.9)	(1.3)
Projected benefit obligation - end of year	503.1	516.9	472.0
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	819.3	740.4
Service cost	24.7	24.7	19.0
Interest cost	4.9	5.4	9.0
Plan amendments		0.2
Employee contributions	23.4	22.1
Benefits paid	(41.7)	(39.8)
Actuarial loss	6.1	12.5
Expenses paid	(0.2)	(0.3)
Settlement	(3.0)	(4.5)
Translation (gain) loss	(25.6)	58.6
Projected benefit obligation - end of year	$ 807.9	$ 819.3	$ 740.4